FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $ 1,944,268  (thousands)

List of Other Included Managers:          None




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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO                   com    24522P103    145,779   15,410,000  SH         Sole                15,410,000
DONNELLEY RR & SONS CO               com    257867101    399,110   10,575,250  SH         Sole                10,575,250
DOVER CORP                           com    260003108     46,090    1,000,000  SH         Sole                 1,000,000
EATON CORP                           com    278058102    250,480    2,583,600  SH         Sole                 2,583,600
GENCORP INC                          com    368682100     31,888    2,734,800  SH         Sole                 2,734,800
GOODRICH CORP                        com    382388106    250,666    3,550,000  SH         Sole                 3,550,000
JOY GLOBAL INC                       com    481165108    359,399    5,460,337  SH         Sole                 5,460,337
NORFOLK SOUTHERN CORP                com    655844108     30,264      600,000  SH         Sole                   600,000
OIL STATES INTL INC                  com    678026105     53,910    1,580,000  SH         Sole                 1,580,000
OSHKOSH TRUCK CORP                   com    688239201     41,589      880,000  SH         Sole                   880,000
SMITH INTL INC                       com    832110100    189,625    2,567,700  SH         Sole                 2,567,700
TEREX CORP NEW                       com    880779103     35,408      540,000  SH         Sole                   540,000
TIMKEN CO                            com    887389104     51,903    1,580,000  SH         Sole                 1,580,000
TRINITY INDS INC                     com    896522109     58,157    2,095,000  SH         Sole                 2,095,000
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